Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 3,546	$ 3,580
Items not requiring (providing) cash
Depreciation and amortization	918	819
Provision for loan losses	100	301
Provision for losses on foreclosed real estate	20	6
Amortization of premiums and discounts on securities-net	(1)	(1)
Realized gains on sale of Great Lake Bankers Bank stock	0	(162)
Amortization of mortgage servicing rights	6	12
Deferred income taxes	545	82
Originations of loans held for sale	(4,424)	(4,451)
Proceeds from sale of loans held for sale	4,522	4,548
Net gains on sales of loans	(98)	(97)
Amortization of ESOP	280	231
Expense related to share-based compensation plans	163	147
Loss on sale of real estate and other repossessed assets	24	4
Increase in cash surrender value of bank-owned life insurance	(292)	(313)
Changes in
Accrued interest receivable	(153)	(37)
Other assets	(1,627)	(34)
Interest payable and other liabilities	1,038	(458)
Net cash provided by operating activities	4,567	4,177
Investing Activities
Purchases of available-for-sale securities	(12,248)	(42,000)
Proceeds from maturities of available-for-sale securities	7,249	36,389
Net change in loans	(12,336)	(27,468)
Proceeds from sale of Great Lake Bankers Bank stock	0	208
Purchases of premises and equipment	(782)	(2,257)
Proceeds from sales of foreclosed assets	71	124
Net cash used in investing activities	(18,046)	(35,004)
Financing Activities
Net increase in deposits	47,163	15,181
Proceeds of Federal Home Loan Bank advances	11,000	19,500
Repayments of Federal Home Loan Bank advances	(40,833)	(6,175)
Net change in securities sold under repurchase agreements	1,692	3,701
Cash dividends paid	(2,769)	(2,540)
Net cash provided by (used in) financing activities	16,253	29,667
Decrease in Cash and Cash Equivalents	2,774	(1,160)
Cash and Cash Equivalents, Beginning of Year	11,541	12,701
Cash and Cash Equivalents, End of Year	14,315	11,541
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	1,807	1,796
Federal income taxes paid	1,575	1,133
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	$ 149	$ 111